Accounts Receivable, net - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivables [Line Items]
Less valuation allowance	$ (96)	$ (89)	$ (95)	$ (116)	$ (390)
Total	$ 3,155	2,649		2,517
U.S. government contracts
Accounts Receivables [Line Items]
Accounts receivable, before allowance for credit loss, current		970		800
Commercial Airplanes
Accounts Receivables [Line Items]
Accounts receivable, before allowance for credit loss, current		57		293
Global Services
Accounts Receivables [Line Items]
Accounts receivable, before allowance for credit loss, current		1,526		1,390
Defense, Space, & Security
Accounts Receivables [Line Items]
Accounts receivable, before allowance for credit loss, current		160		145
Other
Accounts Receivables [Line Items]
Accounts receivable, before allowance for credit loss, current		$ 25		$ 5